DEBT - Narrative (Details)			12 Months Ended				14 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	35 Months Ended
	Nov. 16, 2017 EUR (€)	Mar. 16, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Sep. 21, 2017	Dec. 31, 2016 USD ($)	Dec. 28, 2016	Nov. 30, 2015 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds from bonds			€ 0	€ 694,172,000		€ 490,729,000
Debt			1,927,167,000	1,806,181,000
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Debt			35,984,000	38,059,000
Term Loan
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings																	€ 1,500,000,000
U.S Dollar Denominated Credit Facility Entered in on November 17, 2015
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings | $												$ 50,000,000
Other borrowings from banks			30,694,000	29,189,000								35,000,000
Bridge Loan
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings																	500,000,000
The Facility
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings																	2,500,000,000.0
Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings																	€ 500,000,000
Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Other borrowings from banks			5,290,000	8,870,000
1.5% Coupon Notes Due March 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)		1.50%
Principal amount of borrowings		€ 500,000,000
Borrowings, issue price (percent)		98.977%
Proceeds from bonds		€ 490,729,000
Debt			500,197,000	498,894,000
Accrued interest			5,938,000	5,938,000
2.25% Coupon Notes Due January 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)	0.25%
Principal amount of borrowings	€ 700,000,000
Borrowings, issue price (percent)	99.557%
Proceeds from bonds	€ 694,172,000
Debt			697,912,000	694,623,000
Accrued interest			1,678,000	221,000
Securitizations
Disclosure of detailed information about borrowings [line items]
Debt			€ 682,581,000	556,276,000
FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $												$ 450,000,000	$ 250,000,000		$ 135,000,000
Proceeds sale of financial receivables | $					$ 120,000,000		$ 222,000,000	$ 325,000,000	$ 134,000,000	$ 223,000,000	$ 424,000,000
EURIBOR | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			5 years
EURIBOR | Bottom of range | Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)			0.50%									0.50%
EURIBOR | Bottom of range | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)			0.35%									0.35%
EURIBOR | Top of range | Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)			1.05%									1.05%
EURIBOR | Top of range | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)			0.90%									0.90%
LIBOR | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)														0.65%		1.20%
LIBOR | Bottom of range | Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)			0.65%									0.65%
LIBOR | Top of range | Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)			0.75%									0.75%
Borrowings from banks | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility			€ 500,000,000	500,000,000
Cash Collected From Settlements of Receivables or Collateral
Disclosure of detailed information about borrowings [line items]
Restricted cash received from settlement of receivables or pledged lines of credit			26,497,000	28,230,000
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Debt			0	492,956,000
Due beyond five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Debt			0	0
Due beyond five years | Securitizations
Disclosure of detailed information about borrowings [line items]
Debt			0	0
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Debt			1,574,758,000	1,001,035,000
Due between one and five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Debt			1,735,000	5,248,000
Due between one and five years | Securitizations
Disclosure of detailed information about borrowings [line items]
Debt			€ 382,530,000	€ 301,385,000